Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties
3
. Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, te chnical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter (except for four vessels for which a fixed daily fee of $280 is charged by the Manager as part of the services is provided by a third party manager) or

$125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of
1.25
% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company.
The Manager has subcontracted the technical management of some of the vessels to an affiliated ship-management company,
Brave Maritime Corp. Inc. (“Brave”). This company provides technical management to the Company’s vessels for a fixed annual fee per vessel which is paid by the Manager. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
Effective from 2018, the Manager provides crew management services to some of the Company’s vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $2,500 per vessel (the “Crew management fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessels purchased”) are capitalized to the cost of the vessels as incurred. The commission fees relating to vessels sold (“Commissions – vessels sold”) are included in the consolidated statement of operations.
In addition to management services, the Company reimburses the Manager for the compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor, its Deputy Chairman and Executive Director (up to the third quarter of 2019) and its Chief Technical Officer (the “Executive compensation”).
The current account balance with the Manager at December 31, 2019 and at December 31, 2020 was a liability of $2,084,871 and $3,701,903, respectively. The liability mainly represents payments made by the Manager on behalf of the ship-owning companies.
Furthermore, the current account balance with entities that the Company owns 50.1% equity interests (Note 7) amounted to a liability of $4,958,250 and $957,958 as of December 31, 2019 and 2020, respectively. The liability mainly represents revenues collected by the Company on behalf of these entities.
The Company rents office space from the Manager and incurs a rental expense (the “Rental expense”).
On January 25, 2016, the Company entered into a supervision agreement with Brave for the supervision of the construction of four of its newbuilding vessels for a fixed fee of Euro 490,000 per vessel (the “Supervision fees”). On April 1, 2020, the Company entered into a new supervision agreement with Brave for the supervision of the construction of the vessel discussed in Note 5 for Supervision fees of Euro 390,000.
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2018	2019	2020
Management fees	Management fees – related party	7,027,195	5,730,910	5,599,351
Brokerage commissions	Voyage expenses – related party	2,037,917	1,788,543	1,799,209
Superintendent fees	Vessels’ operating expenses – related party	137,000	104,000	38,000
Crew management fees	Vessels’ operating expenses – related party	377,500	862,500	912,500
Commissions - vessels sold	Net loss on sale of vessels	184,000	109,000	54,000
Commissions - vessels sold	Impairment loss	212,650	—	—
Executive compensation	General and administrative expenses	1,210,036	1,118,491	994,840
Rental expense	General and administrative expenses	84,686	87,192	90,121

		December 31,
	Location in balance sheet	2018	2019	2020
Commissions - vessels purchased	Vessels, net	1,598,858	—	435,000
Supervision fees	Vessels, net	1,790,789	—	—
Supervision fees	Advances for vessel under construction	—	—	210,970
On June 5, 2020, the Company entered into memoranda of agreement with companies affiliated with members of the family of the Company’s Chief Executive Officer for the acquisition of the vessels “Eco Alice” and “Eco Texiana” for

$
24,000,000 and $19,500,000
,
respectively. The vessels were delivered to the Company on September 30, 2020 and
June 19, 2020
, respectively.